Provisions	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
27. Provisions

(CAD$ in millions)	2024	2023
At December 31	$2,626	$4,198
Less current portion of provisions	(187)	(347)
Non-current provisions	$2,439	$3,851

The following table summarizes the movements in provisions for the year ended December 31, 2024:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
At January 1, 2024	$3,907	$291	$4,198
Settled during the year	(123)	(27)	(150)
Change in discount rate	(397)	—	(397)
Change in amount and timing of cash flows	374	40	414
Accretion	177	5	182
Change from the NSC/POSCO transaction	127	—	127
Sale of steelmaking coal business	(1,828)	(28)	(1,856)
Other	(4)	—	(4)
Changes in foreign exchange rates	95	17	112
At December 31, 2024	$2,328	$298	$2,626
Less current portion of provisions	(149)	(38)	(187)
Non-current provisions	$2,179	$260	$2,439

Provisions related to the steelmaking coal business were derecognized upon sale of the business in July of 2024 (Note 5).

During the year ended December 31, 2024, we recorded $35 million (2023 – $36 million) of additional study and environmental costs arising from legal obligations through other provisions.
27. Provisions (continued)

Decommissioning and Restoration Provisions

The decommissioning and restoration provisions represent the present value of estimated costs for required future decommissioning and other site restoration activities. These activities include removal of site structures and infrastructure, recontouring and revegetation of previously mined areas and the management of water and water quality in and around each closed site. The majority of the decommissioning and site restoration expenditures occur near the end of, or after, the life of the related operation.

After the end of the life of certain operations, water quality management costs may extend for periods in excess of 100 years. Our provision for these expenditures was $568 million as at December 31, 2024 (2023 – $990 million, of which $515 million related to the steelmaking coal business. The provision related to the steelmaking coal business was derecognized upon sale of the business in July of 2024 (Note 5)).

In 2024, the decommissioning and restoration provisions were calculated using nominal discount rates between 6.33% and 7.03% (2023 – 5.61% and 7.13%). We also used an inflation rate of 2.00% (2023 – 2.00%) over the long term in our cash flow estimates. Total decommissioning and restoration provisions include $459 million (2023 – $806 million) in respect of closed operations.

During the fourth quarter of 2024, our decommissioning and restoration provisions increased by $167 million compared to the third quarter of 2024. The increase in decommissioning and restoration provisions was due to an increase of $504 million in reclamation cash flows, primarily related to changes in planned reclamation work and associated cost estimates at Red Dog, Quebrada Blanca and Antamina. This increase was partially offset by a decrease of $337 million associated with an increase in the rates used to discount decommissioning and restoration provisions.

In relation to the steelmaking coal business, which was sold in July of 2024 (Note 5), the requirements for water quality management were established under a regional permit issued by the provincial government of British Columbia. This permit referenced the Elk Valley Water Quality Plan (EVWQP). In October 2020, Environment and Climate Change Canada issued a Direction under the Fisheries Act (the Direction) requiring us to undertake certain additional measures to address water quality and fish habitat impacts in the upper Fording River and certain tributaries, and stipulating deadlines for implementation of certain measures contemplated by the EVWQP. The Direction did not require construction of any additional water treatment facilities beyond those already contemplated by the EVWQP, but set out requirements with respect to water management such as diversions, mine planning, fish monitoring and calcite prevention measures, as well as the installation by December 31, 2030, of a 200-hectare geosynthetic cover trial in the Greenhills creek drainage. As at December 31, 2023, estimated costs in relation to this Direction issued by Environment and Climate Change Canada were included in our decommissioning and restoration provisions. This provision was derecognized upon sale of the steelmaking coal business in July of 2024.
28. Other Liabilities

(CAD$ in millions)	December 31, 2024	December 31, 2023
Long-term portion of derivative liabilities (current portion – $23 (2023 – $15))	$24	$18
Codelco preferential dividend liability (Note 12(a))	548	444
QB variable consideration to IMSA (Note 12(a))	60	115
Obligation to Neptune Bulk Terminals (derecognized as part of the sale of the steelmaking coal business (Note 5))	—	207
Downstream pipeline take-or-pay toll commitment	285	270
Other liabilities	182	89
	$1,099	$1,143